Trade and other Payables	12 Months Ended
Dec. 31, 2022
Trade and other Payables
Trade and other Payables

26.Trade and other Payables

Trade and other payables are as follows:

In € thousand	12/31/2022	12/31/2021
Long term accruals	3,483	2,906
Non-current trade and other payables	3,483	2,906
Trade payables	19,195	14,936
Accruals for outstanding invoices	14,463	20,399
Current trade and other payables	33,658	35,335
Total trade and other payables	37,141	38,241

Long term accruals consist of non-recurring cost (NRC’s) arrangements with suppliers. These costs relate to research and development costs that have taken place and which payment will be due upon delivery of future shipments.